Marketable Securities (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 USD ($)
Reserve Quantities [Line Items]
Fair value of shares	$ 349,809
Plant Based Investment Corp [Member]
Reserve Quantities [Line Items]
Number of common stock received | shares			2,362,204
Number of common stock issued | shares			15,000,000
Share Price | $ / shares				$ 0.635
Fair value of shares			$ 848,011
Fair value of PBIC shares | shares			610,092
Unrealized loss on shares		$ 333,777	$ 35,902		$ 263,483
Foreign currency translation gain		$ 19,647	$ 60,959		$ 507